Notes Payable - Schedule of Outstanding Notes Payable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes payable, beginning of the period	$ 2,617,970	$ 807,099	$ 807,099	$ 0
Issued for cash	1,051,330	6,645,000	7,746,378	887,667
Repayments	(508,394)	(122,744)	(6,111,263)
Amortization of debt discounts	19,797	$ 304,419	4,460,931	124,320
Notes payable, end of the period	$ 3,180,673		$ 2,617,970	$ 807,099